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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th Floor
         Boston, MA 02109

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward            Boston, MA        2/11/09
---------------------------  [City, State]      [Date]
     [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER   NAME
28-_________________   _______________________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         65

Form 13F Information Table Value Total:   $505,019
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
___   28-_________________   _________________________________________

[Repeat as necessary.]

                                    FORM 13F
Name of Reporting Manager:
HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC                          (SEC USE ONLY)

Page 1 of 1

                                                                                      COLUMN 6                          COLUMN 8
                                                                                INVESTMENT DISCRETION               VOTING AUTHORITY
                                                            COLUMN 5      --------------------------------              (SHARES)
                         COLUMN 2    COLUMN 3 COLUMN 4 ------------------          (b) SHARED-             COLUMN 7 ----------------
COLUMN 1                 TITLE OF               VALUE  SHARES OR SH/ PUT/           AS DEFINED (c) SHARED-   OTHER   (a)   (b)   (c)
NAME OF ISSUER             CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL (a) SOLE IN INSTR. V    OTHER    MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories      Common      002824100    4,964    91,945 SH         Sole                              NA    Sole
Acorda Therapeutics
 Inc.                    Common      00484M106    9,691   384,265 SH         Sole                              NA    Sole
Addus HomeCare
 Corp.                   Common      006739106    2,645   287,500 SH         Sole                              NA    Sole
Aetna Inc.               Common      00817Y108   10,846   342,131 SH         Sole                              NA    Sole
Affymax Inc.             Common      00826A109    4,163   168,282 SH         Sole                              NA    Sole
Akorn, Inc.              Common      009728106    5,037 2,813,984 SH         Sole                              NA    Sole
Alexion
 Pharmaceuticals, Inc.   Common      015351109      976    20,000 SH         Sole                              NA    Sole
Align Technology,
 Inc.                    Common      016255101   14,486   812,932 SH         Sole                              NA    Sole
Alkermes, Inc.           Common      01642T108    2,491   264,752 SH         Sole                              NA    Sole
Alnylam
 Pharmaceuticals, Inc.   Common      02043Q107    3,379   191,758 SH         Sole                              NA    Sole
AMAG
 Pharmaceuticals, Inc.   Common      00163U106    3,570    93,864 SH         Sole                              NA    Sole
Amgen, Inc.              Common      031162100   23,843   421,471 SH         Sole                              NA    Sole
Amylin
 Pharmaceuticals, Inc.   Common      032346108    4,632   326,459 SH         Sole                              NA    Sole
Becton, Dickinson
 and Company             Common      075887109    5,600    71,016 SH         Sole                              NA    Sole
BioMarin Pharmaceutical
 Inc.                    Common      09061G101    2,464   131,000 SH         Sole                              NA    Sole
CardioNet, Inc.          Common      14159L103    1,236   208,000 SH         Sole                              NA    Sole
Celgene Corporation      Common      151020104   28,700   515,440 SH         Sole                              NA    Sole
Cephalon, Inc.           Common      156708109   14,517   232,603 SH         Sole                              NA    Sole
Charles River
 Laboratories
 International, Inc.     Common      159864107    3,923   116,446 SH         Sole                              NA    Sole
Clinical Data, Inc.      Common      18725U109      348    19,068 SH         Sole                              NA    Sole
Cornerstone
 Therapeutics, Inc.      Common      21924P103    1,063   174,224 SH         Sole                              NA    Sole
Cubist Pharmaceuticals,
 Inc.                    Common      229678107    8,529   449,602 SH         Sole                              NA    Sole
CVS Caremark
 Corporation             Common      126650100   10,797   335,200 SH         Sole                              NA    Sole
Dendreon Corporation     Common      24823Q107    3,350   127,457 SH         Sole                              NA    Sole
DURECT Corporation       Common      266605104    2,464   997,671 SH         Sole                              NA    Sole
Eurand N.V.             Shares A     N31010106    2,264   175,521 SH         Sole                              NA    Sole
Forest Laboratories,
 Inc.                    Common      345838106   14,367   447,432 SH         Sole                              NA    Sole
Gen-Probe Inc.           Common      36866T103    3,681    85,809 SH         Sole                              NA    Sole
Genzyme Corporation      Common      372917104   15,963   325,717 SH         Sole                              NA    Sole
Gilead Sciences, Inc.    Common      375558103   19,771   456,814 SH         Sole                              NA    Sole
Hologic, Inc.            Common      436440101   10,835   747,240 SH         Sole                              NA    Sole
IDEXX Laboratories, Inc. Common      45168D104   13,963   261,277 SH         Sole                              NA    Sole
Illumina, Inc.           Common      452327109   10,557   344,436 SH         Sole                              NA    Sole
Impax Laboratories, Inc. Common      45256B101    7,989   587,437 SH         Sole                              NA    Sole
Intuitive Surgical, Inc. Common      46120E602    8,147    26,860 SH         Sole                              NA    Sole
Inverness Medical
 Innovations, Inc.       Common      46126P106   14,137   340,573 SH         Sole                              NA    Sole
Isis Pharmaceuticals,
 Inc.                    Common      464330109    3,246   292,400 SH         Sole                              NA    Sole
Johnson & Johnson        Common      478160104    2,844    44,155 SH         Sole                              NA    Sole
Laboratory Corp. of
 America Holdings        Common      50540R409   11,735   156,799 SH         Sole                              NA    Sole
Life Technologies
 Corporation             Common      53217V109   10,017   191,794 SH         Sole                              NA    Sole
Martek Biosciences
 Corporation             Common      572901106    4,425   233,651 SH         Sole                              NA    Sole
Masimo Corporation       Common      574795100    3,338   109,720 SH         Sole                              NA    Sole
Medco Health Solutions,
 Inc.                    Common      58405U102    4,507    70,514 SH         Sole                              NA    Sole
Medicines Company        Common      584688105    1,108   132,850 SH         Sole                              NA    Sole
Mylan Inc.               Common      628530107    5,270   285,934 SH         Sole                              NA    Sole
Myriad Genetics, Inc.    Common      62855J104    6,109   234,065 SH         Sole                              NA    Sole
OSI Pharmaceuticals,
 Inc.                    Common      671040103    3,655   117,800 SH         Sole                              NA    Sole
Penwest Pharmaceuticals
 Co.                     Common      709754105    2,495   963,239 SH         Sole                              NA    Sole
PerkinElmer, Inc.        Common      714046109    9,768   474,391 SH         Sole                              NA    Sole
Perrigo Company          Common      714290103   11,235   282,000 SH         Sole                              NA    Sole
Pfizer Inc.              Common      717081103    6,604   363,063 SH         Sole                              NA    Sole
Pharmaceutical Product
 Development, Inc.       Common      717124101    9,410   401,440 SH         Sole                              NA    Sole
Regeneron
 Pharmaceuticals, Inc.   Common      75886F107    3,218   133,086 SH         Sole                              NA    Sole
Sequenom, Inc.           Common      817337405    3,410   823,639 SH         Sole                              NA    Sole
Shire plc              Sponsored ADR 82481R106    3,293    56,100 SH         Sole                              NA    Sole
Stryker Corporation      Common      863667101   12,674   251,623 SH         Sole                              NA    Sole
Teva Pharmaceutical
 Industries, Ltd.         ADR        881624209   29,832   531,000 SH         Sole                              NA    Sole
Thoratec Corporation     Common      885175307    2,417    89,800 SH         Sole                              NA    Sole
United Therapeutics
 Corporation             Common      91307C102   14,545   276,251 SH         Sole                              NA    Sole
VCA Antech Inc.          Common      918194101    3,095   124,217 SH         Sole                              NA    Sole
Vertex Pharmaceuticals
 Inc.                    Common      92532F100    8,416   196,400 SH         Sole                              NA    Sole
Warner Chilcott plc     Shares A     G94368100   12,584   442,017 SH         Sole                              NA    Sole
WellPoint, Inc.          Common      94973V107   12,463   213,809 SH         Sole                              NA    Sole
Xenoport, Inc.           Common      98411C100    5,939   320,001 SH         Sole                              NA    Sole
Zix Corp.                Common      98974P100    1,979 1,157,112 SH         Sole                              NA    Sole


COLUMN TOTALS                                  $505,019